Market Risk Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Market Risk Benefit [Abstract]
Market Risk Benefit, Activity
The reconciliation of beginning and ending balances of market risk benefits for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	2023	2022	2021
	GMDB
Balance, beginning of year	$122,016	$(53,011)	$(77,590)
Effect of changes in the instrument-specific credit risk	3,676	59,207	63,474
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	125,692	6,196	(14,116)
Issuances	5,625	1,312	(14,931)
Interest accrual	6,081	(1,819)	(2,623)
Attributed fees collected	(29,273)	(29,417)	(34,371)
Benefit payments	3,799	(897)	1,597
Actual policyholder behavior different from expected behaviors	(8,415)	5,126	(14,565)
Effect of changes in future expected policyholder behavior	(12,111)	(3,819)	10,776
Effect of changes in other future assumptions	5,844	4,318	(51,743)
Effect of changes in interest rates	(12,722)	197,277	82,422
Effect of changes in equity index volatility	11,716	(24,728)	(4,634)
Effect of changes in equity markets	14,550	(58,497)	31,222
Foreign exchange impact	5,501	(1,715)	439
Other	21,985	32,355	16,723
Balance, end of year, before effect of changes in the instrument-specific credit risk	$138,272	$125,692	$6,196
Effect of changes in the instrument-specific credit risk	1,302	(3,676)	(59,207)
Balance, end of year	$139,574	$122,016	$(53,011)

Net amount at risk	$251,293	$603,656	$52,320
Weighted-average attained age of contract holders	61 years	61 years	61 years
The reconciliation of market risk benefit asset (liability) to the Company's Consolidated Balance Sheets at December 31, 2023 and 2022 was as follows (in thousands of U.S. dollars):

	December 31, 2023			December 31, 2022
	Asset	Liability	Net	Asset	Liability	Net
Market risk benefits	$144,636	$5,062	$139,574	$131,186	$9,170	$122,016